Loans and Borrowings	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Debt Disclosure [Abstract]
Loans and borrowings
9.	Loans and borrowings:

	June 30, 2022	March 31, 2022
Loans and borrowings:
Promissory note of $10,000,000 issued by Sprout, guaranteed by the Corporation and secured through a first-ranking mortgage on all movable assets of Sprout current and future, corporeal and incorporeal, and tangible and intangible. The outstanding principal balance bears interest at the rate of 10.0% per annum. Interest is accrued and added to the principal amount of the loan. The principal is payable on February 1, 2024.	$11,881,589	$11,648,320

	11,881,589	11,648,320
Less current portion of loans and borrowings	—	—

Loans and borrowings	$11,881,589	$11,648,320

During the three-month periods ended June 30, 2022 and 2021, interest expense of $250,000 and $252,778 respectively were recognized on loans and borrowings. There are no covenants to be met for the loans and borrowings outstanding as at June 30, 2022 and March 31, 2022.

13.	Loans and borrowings:

	March 31, 2022	March 31, 2021
Loans and borrowings:
Promissory note of $10,000,000 issued by Sprout, guaranteed by the Corporation and secured through a first-ranking mortgage on all movable assets of Sprout current and future, corporeal and incorporeal, and tangible and intangible. The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021. The principal is payable on February 1, 2024.	$11,648,320	$11,312,959
	11,648,320	11,312,959
Less current portion of loans and borrowings	—	—

Loans and borrowings	$11,648,320	$11,312,959

During the years ended March 31, 2022 and 2021, interest expense of $1,000,000 and $293,250 respectively were recognized on loans and borrowings. There are no covenants to be met for the loans and borrowings outstanding as at March 31, 2022 and 2021.